UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ____
   This Amendment (Check only one.):        [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Dr. Jeffrey R. Jay, M.D
              ----------------------------------------------------
Address:               165 Mason Street - 3rd Floor
              ----------------------------------------------------
                       Greenwich, CT  06830
              ----------------------------------------------------

13F File Number: 028-12517
                 ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
              ---------------------------------------------------------------
Title:
              ---------------------------------------------------------------
Phone:
              ---------------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Dr. Jeffrey R. Jay, M.D.         Greenwich, CT           August 16, 2010
-------------------------------    ---------------------    -------------------
       [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      13F File Number            Name

      28-
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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2
                                          -------------

Form 13F Information Table Entry Total:       39
                                          -------------

Form 13F Information Table Value Total:   $   160,300
                                          -------------
                                           (thousands)

List of Other Included Managers:         Mr. David Kroin
                                         Great Point Partners, LLC

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             13F File Number         Name

1               028-13262               Mr. David Kroin
2               028-11743               Great Point Partners, LLC

                                                                                           TO BE COMPLETED BY INVESTMENT MANAGER
                                                                                        --------------------------------------------
                                                      MARKET                                         OTHER       VOTING AUTHORITY
                                TITLE                 VALUE       SHARE/    SH/  PUT/   INVESTMENT   MANA-   -----------------------
NAME OF ISSUER                  OF CLASS   CUSIP      (USD)       PRN AMT   PRN  CALL   DISCRETION   GERS     SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS, INC. CMN    COM     00163U106       5,000         150  SH        Share-Defined  1,2         150     0     None
------------------------------------------------------------------------------------------------------------------------------------
ABIOMED INC CMN                   COM     003654100   2,351,000     242,900  SH        Share-Defined  1,2     242,900     0     None
------------------------------------------------------------------------------------------------------------------------------------
ABRAXIS BIOSCIENCE, INC. CMN      COM     00383Y102   5,765,000      77,700  SH        Share-Defined  1,2      77,700     0     None
------------------------------------------------------------------------------------------------------------------------------------
ADOLOR CORP CMN                   COM     00724X102   1,503,000   1,378,609  SH        Share-Defined  1,2   1,378,609     0     None
------------------------------------------------------------------------------------------------------------------------------------
AMICUS THERAPEUTICS INC CMN       COM     03152W109   6,142,000   2,742,023  SH        Share-Defined  1,2   2,742,023     0     None
------------------------------------------------------------------------------------------------------------------------------------
ANADYS PHARMACEUTICALS, INC. CMN  COM     03252Q408   4,477,000   2,332,000  SH        Share-Defined  1,2   2,332,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
BIOMIMETIC THERAPEUTICS,
   INC. CMN                       COM     09064X101   2,224,000     200,000  SH        Share-Defined  1,2     200,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
BIOSANTE PHARMACEUTICALS,
   INC. CMN                       COM     09065V203  10,815,000   6,145,000  SH        Share-Defined  1,2   6,145,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
COOPER COMPANIES INC (NEW) CMN    COM     216648402   5,571,000     140,000  SH        Share-Defined  1,2     140,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC CMN        COM     232674507     851,000     370,000  SH        Share-Defined  1,2     370,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
DYNAVAX TECHNOLOGIES CORP CMN     COM     268158102  11,521,000   6,194,000  SH        Share-Defined  1,2   6,194,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
EXACT SCIENCES CORP CMN           COM     30063P105     686,000     155,800  SH        Share-Defined  1,2     155,800     0     None
------------------------------------------------------------------------------------------------------------------------------------
GEN-PROBE INCORPORATED CMN        COM     36866T103   5,223,000     115,000  SH        Share-Defined  1,2     115,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
HANSEN MEDICAL, INC. CMN          COM     411307101   3,195,000   1,500,000  SH        Share-Defined  1,2   1,500,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFESCIENCES HOLDING
   CORPORATION                    COM     457985208   5,180,000     140,000  SH        Share-Defined  1,2     140,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
INVERNESS MEDICAL INNOVATIONS,*
   INC. CMN                       COM     46126P106   2,933,000     110,000  SH        Share-Defined  1,2     110,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
MERIT MEDICAL SYS INC CMN         COM     589889104   3,696,000     230,000  SH        Share-Defined  1,2     230,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS INC CMN       COM     62936P103  13,205,000   2,050,500  SH        Share-Defined  1,2   2,050,500     0     None
------------------------------------------------------------------------------------------------------------------------------------
OBAGI MEDICAL PRODUCTS, INC. CMN  COM     67423R108   1,182,000     100,000  SH        Share-Defined  1,2     100,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
RTI BIOLOGICS, INC. CMN           COM     74975N105   1,465,000     500,000  SH        Share-Defined  1,2     500,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORP CMN                 COM     759916109   2,761,000     860,000  SH        Share-Defined  1,2     860,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
RESMED INC. CMN                   COM     761152107   2,432,000      40,000  SH        Share-Defined  1,2      40,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
RIGEL PHARMACEUTICALS INC CMN     COM     766559603  10,440,000   1,450,000  SH        Share-Defined  1,2   1,450,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
ST JUDE MEDICAL INC CMN           COM     790849103   4,511,000     125,000  SH        Share-Defined  1,2     125,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
SOLTA MEDICAL, INC CMN            COM     83438K103   5,636,000   2,966,098  SH        Share-Defined  1,2   2,966,098     0     None
------------------------------------------------------------------------------------------------------------------------------------
STRYKER CORP CMN                  COM     863667101   3,755,000      75,000  SH        Share-Defined  1,2      75,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
THERMO FISHER SCIENTIFIC INC CMN  COM     883556102   6,867,000     140,000  SH        Share-Defined  1,2     140,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
THORATEC CORPORATION CMN          COM     885175307   1,923,000      45,000  SH        Share-Defined  1,2      45,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
THRESHOLD PHARMACEUTICALS,
   INC*. CMN                      COM     885807206   1,762,000   1,409,449  SH        Share-Defined  1,2   1,409,449     0     None
------------------------------------------------------------------------------------------------------------------------------------
CALL/VVUS    @ 20 EXP 07/17/2010  CALL    928551100       6,000         369  SH  CALL  Share-Defined  1,2         369     0     None
------------------------------------------------------------------------------------------------------------------------------------
CALL/VVUS  @ 22.5 EXP 07/17/2010  CALL    928551100       7,000         871  SH  CALL  Share-Defined  1,2         871     0     None
------------------------------------------------------------------------------------------------------------------------------------
CALL/VVUS  @ 15 EXP 07/17/2010    CALL    928551100      85,000       1,000  SH  CALL  Share-Defined  1,2       1,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
ZIMMER HLDGS INC CMN              COM     98956P102   5,946,000     110,000  SH        Share-Defined  1,2     110,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
ZOLL MEDICAL CORP CMN             COM     989922109   2,168,000      80,000  SH        Share-Defined  1,2      80,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
ORTHOFIX INTERNATIONAL CMN        COM     N6748L102   3,205,000     100,000  SH        Share-Defined  1,2     100,000     0     None
------------------------------------------------------------------------------------------------------------------------------------
BIODEL, INC.                      COM     09064M105   3,815,000   1,009,187  SH        Share-Defined   1    1,009,187     0     None
------------------------------------------------------------------------------------------------------------------------------------
NEUROMETRIX INC.                  COM     641255104   1,884,000   1,651,917  SH        Share-Defined  1,2   1,651,917     0     None
------------------------------------------------------------------------------------------------------------------------------------
AMARIN CORPORATION PLC            COM     023111206  14,323,000   5,752,258  SH        Share-Defined  1,2   5,752,258     0     None
------------------------------------------------------------------------------------------------------------------------------------
EPICEPT CORP.                     COM     294264304     784,000     768,181  SH        Share-Defined  1,2     768,181     0     None
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